Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses and tax credits	$ 61,906	$ 60,657
Interest on non-accrual loans	2,882	3,632
Allowance for loan losses and loan basis	22,017	10,918
Deposit	316	45
AMT credit carryforward	1,073	1,073
Other real estate owned	214	2,073
Net unrealized holding losses on securities available-for-sale	4,818	2,750
Other	3,241	1,230
Total deferred tax assets	96,467	82,378
Deferred tax liabilities:
Premises and equipment	(6,907)	(7,614)
Core deposit intangibles	(7,858)	(8,660)
Servicing assets	(7,899)
Trust preferred securities	(3,809)	(4,119)
Unrealized holding gain on cash flow hedges	(1,491)
Other	(743)	(608)
Total deferred tax liabilities	(28,707)	(21,001)
Less valuation allowance on net deferred tax asset	0	$ (61,377)
Net deferred tax assets after valuation allowance	$ 67,760